Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Income) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Interest Expense	$ (43,648)	$ (34,843)	$ (142,926)	$ (131,232)	$ (125,626)
Other (expense) / income, net	306	1,017	(410)	11,783	17,667
Total other expense, net	(42,511)	(32,256)	(134,021)	(114,665)	(102,547)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	18,519	24,329	71,742	118,485	148,123
Income tax expense	(3,909)	(5,214)	14,715	21,859	28,941
Net income	$ 14,610	$ 19,115	57,027	96,626	119,182
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of subsidiaries			116,190	126,466	147,030
Interest Expense			(43,877)	(43,805)	(41,380)
Other (expense) / income, net			(121)	(571)	(45)
Total other expense, net			72,192	82,090	105,605
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			72,192	82,090	105,605
Income tax expense			(10,928)	(11,027)	(10,364)
Net income			$ 83,120	$ 93,117	$ 115,969